Victory Funds

Victory Global Natural Resources Fund

Supplement dated September 14, 2020

to the Summary Prospectus dated May 1, 2020 (“Summary Prospectus”)

Effective September 1, 2020, Brian Lively serves as a portfolio manager for the Victory Global Natural Resources Fund (“Fund”).

The following information is added to the section titled “Investment Team” found on page 6 of the Summary Prospectus.

Investment Team

	Title	Tenure with the Fund
Brian Lively	Partner	September 2020

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.